UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Municipal Total Return Managed Accounts Portfolio

October 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.4%

$1,020	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/10	No Opt. Call	A–		$1,044,929

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A2		931,226

445	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	A	(4)	519,079
2,315	Total Alabama				2,495,234
	Alaska – 1.3%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	A+		148,796

500	Alaska Student Loan Corporation, Senior Lien Student Loan Revenue Bonds, Series 2006A-2, 5.000%, 6/01/14 (Alternative Minimum Tax)	No Opt. Call	AAA		527,280

750	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3		689,085
1,395	Total Alaska				1,365,161
	Arizona – 1.0%

1,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/28 – FGIC Insured	No Opt. Call	AAA		915,030

100	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		97,370
1,100	Total Arizona				1,012,400
	Arkansas – 0.9%

950	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA/FNMA Mortgage-Backed Securities Program, Series 2000F, 6.250%, 7/01/31 (Alternative Minimum Tax)	7/10 at 100.00	AAA		973,047
	California – 12.6%

850	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008-F1, 5.500%, 4/01/43	4/18 at 100.00	AA		901,587

100	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 1993A, 5.400%, 5/01/28 (ETM)	1/10 at 100.50	AAA		100,865

250	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1		252,680

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A–		567,249

250	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Series 2005K, 5.000%, 11/01/24	11/15 at 100.00	A–		239,113

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – BHAC Insured	4/10 at 100.00	AAA		731,390

5,000	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/36 – AMBAC Insured	8/16 at 36.74	Aa2		946,800

225	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Refunding, Series 2007A, 5.250%, 12/15/23	12/17 at 100.00	A–		214,873

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	No Opt. Call	AAA		1,145,338

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:

325	4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A–		339,898

500	5.000%, 6/01/17	1/10 at 100.00	A–		500,115

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	$983,570

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – NPFG Insured	8/12 at 102.00	AA–	1,088,530

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – FSA Insured	5/16 at 100.00	AAA	884,910

600	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2000, Issue 26A, 5.000%, 5/01/15 – FGIC Insured	5/10 at 101.00	A1	608,622

750	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/26 – FSA Insured	6/17 at 100.00	AAA	619,275

1,000	San Gorgonio Memorial Healthcare District, Riverside County, California, General Obligation Bonds, Series 2009C, 7.000%, 8/01/27	8/17 at 100.00	Baa1	1,071,380

1,000	State of California $4,000,000,000 Various Purpose General Obligation Bonds, 6.500%, 4/01/33	4/19 at 100.00	A	1,108,370

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	764,663
16,745	Total California			13,069,228
	Colorado – 1.0%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB	488,680

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB	75,974

150	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/14 – FGIC Insured	11/11 at 100.00	A+	155,030

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	298,173
1,025	Total Colorado			1,017,857
	District of Columbia – 0.3%

300	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB	292,056
	Florida – 3.4%

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	19,015

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	18,067

360	Brevard County, Florida, General Obligation Bonds, South Brevard Recreation, Series 2007, 5.000%, 7/01/22 – AMBAC Insured	No Opt. Call	N/R	362,002

750	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 101.00	AAA	795,420

490	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	513,892

280	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005D, 5.000%, 11/15/35	No Opt. Call	A+	261,836

750	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	Aa3	757,763

680	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2003E, 5.250%, 10/01/13 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	727,532

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB	72,868

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	$63,915
3,510	Total Florida			3,592,310
	Georgia – 3.9%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	670,852

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009A:

500	6.000%, 11/01/22	11/19 at 100.00	A	541,025

500	6.000%, 11/01/24	11/19 at 100.00	A	536,945

500	Gwinnett County Development Authority, Georgia, Certificates of Participation, County Public Schools Project, Series 2006, 5.250%, 1/01/19 – NPFG Insured	No Opt. Call	AA+	560,600

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	63,131

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	507,880

350	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	388,745

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	781,215
3,810	Total Georgia			4,050,393
	Guam – 0.5%

500	Guam Government, General Obligation Bonds, 2009 Series A, 5.750%, 11/15/14	No Opt. Call	B+	520,355
	Idaho – 1.4%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	846,255

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1:

130	5.625%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	136,512

500	6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	515,685
1,380	Total Idaho			1,498,452
	Illinois – 11.3%

685	Chicago, Illinois, General Obligation Refunding Bonds, Series 1992, 6.250%, 1/01/11 – AMBAC Insured	No Opt. Call	AA–	705,379

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA–	506,420

255	Green Oaks Village, Illinois, General Obligation Bonds, Series 2009, 5.500%, 12/01/28	No Opt. Call	AAA	274,332

200	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.500%, 11/15/14 – NPFG Insured	No Opt. Call	AA	214,638

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	A–	788,888

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	605,963

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa2	1,060,420

150	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa2	144,423

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$100	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	$91,512

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB	718,186

75	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	75,263

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:

665	6.250%, 1/01/17	1/13 at 100.00	Baa1	681,592

60	5.500%, 1/01/22	1/13 at 100.00	Baa1	58,746

205	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2008, 5.250%, 1/01/23 – FSA Insured	1/18 at 100.00	AAA	223,442

250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	AA	255,660

	Markham, Illinois, General Obligation Bonds, Series 2008A:

225	4.750%, 2/01/17	No Opt. Call	BBB	229,131

500	4.750%, 2/01/18	No Opt. Call	BBB	503,700

1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured	12/09 at 101.00	AAA	1,014,750

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	662,065

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA+	299,625

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	A+	272,923

750	Southwestern Illinois Development Authority, Local Government Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	No Opt. Call	AAA	842,595

1,060	Tazewell County School District 51, Illinois, General Obligation Bonds, Series 2007, 9.000%, 12/01/26 – FGIC Insured	No Opt. Call	A3	1,578,221
10,780	Total Illinois			11,807,874
	Indiana – 5.4%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	271,960

670	East Chicago Multi-School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 7/15/16	No Opt. Call	AA+	781,535

750	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2007A, 5.000%, 7/15/20 – FGIC Insured	No Opt. Call	A	807,443

	Indiana Finance Authority, Revenue Bonds, Children’s Museum Project, Series 2008:

500	5.000%, 10/01/26	7/18 at 100.00	Aa3	511,620

280	5.000%, 10/01/28	7/18 at 100.00	Aa3	282,136

450	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, St Francis Health Services Inc, Series 2006E, 5.250%, 11/01/25 – FSA Insured	5/18 at 100.00	Aa3	469,107

500	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 4.150%, 8/01/10 – NPFG Insured	No Opt. Call	AA	506,500

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A	$260,085

855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	BBB+	866,192

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	72,396

650	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – FSA Insured	No Opt. Call	AAA	761,482
5,230	Total Indiana			5,590,456
	Kansas – 0.8%

835	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 4.750%, 12/01/16	12/15 at 100.00	N/R	857,153
	Kentucky – 0.8%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	536,720

250	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa2	259,085
750	Total Kentucky			795,805
	Maine – 0.4%

410	South Berwick, Maine, Education Revenue Bonds, Berwick Academy Issue, Series 1998, 5.250%, 8/01/13	8/10 at 100.00	BBB	412,489
	Massachusetts – 2.0%

250	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	175,500

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School Issue, Series 2009, 8.000%, 4/15/31	10/19 at 100.00	BBB	836,753

750	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.125%, 1/01/22 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	795,945

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R	267,480
2,050	Total Massachusetts			2,075,678
	Michigan – 3.6%

250	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	161,083

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA	536,130

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	763,823

150	Michigan Higher Education Facilities Authority, Revenue Bonds, Kalamazoo College Project, Series 2007, 5.000%, 12/01/33	12/17 at 100.00	A1	149,994

80	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	1/10 at 100.00	A+	79,998

30	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	2/10 at 100.00	Ba3	25,073

130	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured	1/10 at 100.00	BB–	102,044

875	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 – AMBAC Insured	12/10 at 101.00	AA	894,994

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$15	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.250%, 8/15/13	2/10 at 100.00	BB–	$14,999

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	264,792

700	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 6.250%, 9/01/14	No Opt. Call	A1	765,240
3,780	Total Michigan			3,758,170
	Mississippi – 0.5%

500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-2, 4.500%, 9/01/23 (WI/DD, Settling 11/05/09)	9/19 at 100.00	AA	477,640
	Missouri – 3.2%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A	1,016,200

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A+	1,024,840

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	No Opt. Call	A+	615,246

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	210,262

360	Sikeston, Missouri, Electric System Revenue Bonds, Series 1992, 6.200%, 6/01/10 – NPFG Insured	No Opt. Call	A	364,345

75	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.250%, 9/01/15	No Opt. Call	N/R	74,411
3,322	Total Missouri			3,305,304
	Nebraska – 0.5%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008, 6.125%, 8/15/31	8/17 at 100.00	A2	526,985
	Nevada – 0.9%

815	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2007A1, 5.000%, 7/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	Aa3	817,258

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	91,850
915	Total Nevada			909,108
	New Jersey – 2.4%

600	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.625%, 6/15/19	6/10 at 100.00	BBB	598,416

350	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.125%, 7/01/22	7/18 at 100.00	A1	360,973

	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X:

735	4.850%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	754,661

805	5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	833,103
2,490	Total New Jersey			2,547,153
	New Mexico – 0.7%

500	Albuquerque, New Mexico, Airport Revenue Bonds, Subordinate Lien Refunding Series 2008E, 5.500%, 7/01/13	No Opt. Call	A1	547,405

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	$198,393
750	Total New Mexico			745,798
	New York – 6.0%

620	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993B, 6.000%, 7/01/14	No Opt. Call	AA–	673,841

750	Dormitory Authority of the State of New York, Revenue Bond, Court Facilities Lease, New York City Issue, Series 2005A, 5.500%, 5/15/25 – AMBAC Insured	No Opt. Call	AA–	821,723

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	97,067

1,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB–	902,910

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	612,850

435	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	1/10 at 100.00	Aa1	441,908

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	523,920

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	No Opt. Call	AA–	987,083

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	461,934

640	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2008C, 5.000%, 11/15/27	11/18 at 100.00	Aa2	686,643
5,925	Total New York			6,209,879
	North Carolina – 3.2%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R	96,392

1,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/16 – NPFG Insured (Alternative Minimum Tax)	7/11 at 100.00	A+	1,011,480

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	399,819

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	530,280

740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 – RAAI Insured	No Opt. Call	BBB–	730,632

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	548,640
3,190	Total North Carolina			3,317,243
	Ohio – 2.7%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:

215	5.000%, 6/01/16	No Opt. Call	BBB	216,671

305	5.000%, 6/01/17	No Opt. Call	BBB	302,899

95	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	84,613

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	$252,698

200	Huron County, Ohio, Hospital Facilities Revenue Bonds, Fisher-Titus Medical Center, Series 2007, 5.250%, 12/01/17	6/17 at 100.00	A	208,108

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	Baa2	756,113

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E. Non-AMT, 5.625%, 10/01/19	No Opt. Call	BBB–	1,001,530
2,805	Total Ohio			2,822,632
	Oklahoma – 1.1%

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured	No Opt. Call	A	1,117,350
	Oregon – 1.1%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 0.000%, 6/15/27 – FSA Insured	6/17 at 100.00	AAA	967,120

150	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 5.500%, 4/01/27	4/18 at 100.00	BBB+	151,431
1,150	Total Oregon			1,118,551
	Pennsylvania – 4.4%

250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/25	10/18 at 100.00	BBB	264,300

1,250	Lackawanna County, Pennsylvania, General Obligation Notes, Series 2009B, 6.000%, 9/15/32 – AGC Insured	9/19 at 100.00	AAA	1,298,973

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/10 at 101.00	N/R	99,926

755	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 1992, 6.125%, 7/01/12 – AMBAC Insured	1/10 at 100.00	Baa1	756,472

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA	385,766

870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	No Opt. Call	Baa1	929,291

850	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2008A, 5.000%, 9/01/13	No Opt. Call	Baa1	887,502
4,450	Total Pennsylvania			4,622,230
	Puerto Rico – 0.9%

275	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	BBB	277,948

135	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/21	No Opt. Call	BBB	136,964

500	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/11 – BHAC Insured	No Opt. Call	BBB	512,060
910	Total Puerto Rico			926,972
	Rhode Island – 1.1%

200	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2007 Series 57-B, 5.150%, 4/01/22 (Alternative Minimum Tax)	4/17 at 100.00	AA+	206,144

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	259,508

670	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	675,528
1,120	Total Rhode Island			1,141,180

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina – 1.6%

$500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A–		$509,040

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–		423,096

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+		782,143

10	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28 (Pre-refunded 5/15/16)	5/16 at 100.00	BBB	(4)	10,910
1,650	Total South Carolina				1,725,189
	Tennessee – 1.0%

145	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Methodist Healthcare, Series 1995, 5.250%, 8/01/15 – NPFG Insured	No Opt. Call	A		160,851

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		836,630
1,145	Total Tennessee				997,481
	Texas – 6.9%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29 (WI/DD, Settling 11/19/09)	8/19 at 100.00	BBB		748,200

500	City of Dallas, Texas, Counties of Dallas, Denton, Collin, and Rockwall, Waterworks and Sewer System Revenue Bonds, Series 1998 Refunding, 5.000%, 10/01/29 – FSA Insured	1/10 at 100.00	Aa2		500,335

350	Forney Independent School District, Kaufman County, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/25	8/17 at 65.60	AAA		160,111

650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	7/10 at 100.00	A		654,817

	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:

200	6.000%, 1/01/19	1/18 at 100.00	A2		221,022

325	6.000%, 1/01/23 – NPFG Insured	1/18 at 100.00	A		348,577

375	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	A3		379,350

630	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds, Series 2006B, 5.000%, 10/01/24 – NPFG Insured (Alternative Minimum Tax)	10/16 at 100.00	AAA		626,050

540	Port of Port Arthur Navigation District, Texas, General Obligation Bonds, Port Improvement Series 2008B, 4.375%, 3/01/15 (Alternative Minimum Tax)	No Opt. Call	A		548,423

2,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	8/12 at 100.00	BBB+		1,980,720

1,000	Uptown Development Authority, Texas, Tax Increment Revenue Bonds, Series 2009 (Infrastructure Improvement Facilities), 4.700%, 9/01/20	9/19 at 100.00	BBB+		972,300
7,320	Total Texas				7,139,905
	Utah – 1.0%

750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2008A, 5.250%, 7/01/20	7/13 at 100.00	A+		786,225

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R		87,818

140	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–		133,405
990	Total Utah				1,007,448

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands – 2.8%

$500	Virgin Islands Public Finance Authority Revenue and Refunding Bonds (Virgin Islands Matching Fund Loan Notes) Series 2009A-1 (Senior Lien) Series 2009A-2 (Senior Lien), 5.000%, 10/01/24	10/19 at 100.00	BBB	$499,980

300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/16 – FGIC Insured	No Opt. Call	A	312,990

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,095,810

1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Subordinate Lien Refunding Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	992,440
2,800	Total Virgin Islands			2,901,220
	Virginia – 1.2%

140	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1977, 5.800%, 1/01/16 (ETM)	No Opt. Call	AAA	154,074

100	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	100,478

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	977,666
1,055	Total Virginia			1,232,218
	Washington – 0.2%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	85,825

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	74,140
175	Total Washington			159,965
	Wisconsin – 2.9%

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	BBB+	951,640

860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sisters of the Sorrowful Mother – Ministry Corporation, Series 1993D, 5.500%, 8/15/19 – NPFG Insured	2/10 at 100.00	A+	860,370

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Series 2009A:

1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,150,838

90	6.000%, 5/01/33	No Opt. Call	AA–	99,465
2,950	Total Wisconsin			3,062,313
	Wyoming – 0.3%

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	262,903
$104,227	Total Long-Term Investments (cost $100,333,772) – 99.6%			103,460,785
	Short-Term Investments – 1.4%

$1,471	State Street Global Advisors Money Market Fund, Tax Free Obligation	N/A	N/A	1,470,749
	Total Short-Term Investments (cost $1,470,749)			1,470,749
	Total Investments (cost $101,804,521) – 101.0%			104,931,534
	Other Assets Less Liabilities – (1.0)%			(1,086,400)
	Net Assets – 100%			$103,845,134

10	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$103,460,785	$—	$103,460,785
Short-Term Investments	1,470,749	—	—	1,470,749
Total	$1,470,749	$103,460,785	$—	$104,931,534

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $101,742,857.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$3,878,019
Depreciation	(689,342)
Net unrealized appreciation (depreciation) of investments	$3,188,677

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/A	Not applicable.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

October 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 31.2%

$500	Federal Home Loan Banks, Discount Notes	0.458%	7/13/10	AAA	$499,210

100	United States of America Treasury Notes	3.750%	11/15/18	AAA	103,125

125	United States of America Treasury Notes	3.125%	5/15/19	AAA	122,363

330	United States of America Treasury Securities, STRIPS (P/O)	0.000%	11/15/21	AAA	202,305
$1,055	Total U.S. Government and Agency Obligations (cost $923,759)				927,003

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 40.2%

	Colombia – 15.4%

120,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	$61,494

650,000 COP	Republic of Colombia	12.000%	10/22/15	BB+	393,967
770,000 COP	Total Colombia				455,461
	France – 10.8%

215 EUR	Republic of France	3.000%	10/25/15	AAA	319,902
	Turkey – 14.0%

550 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	416,365
	Total Sovereign Debt (cost $1,174,382)				1,191,728

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 23.5%

	U.S. Government and Agency Obligations – 8.2%

$245	Federal Home Loan Banks, Discount Notes	0.335%	11/24/09	AAA	$244,999
	Repurchase Agreements – 15.3%

453	Repurchase Agreement with State Street Bank, dated 10/31/09, repurchase price $452,744, collateralized by $465,000 U.S. Treasury Bills, 0.000%, due 4/08/10, value $464,675	0.010%	11/02/09	N/A	452,743
	Total Short-Term Investments (cost $697,691)				697,742
	Total Investments (cost $2,795,832) – 94.9%				2,816,473

Number of Contracts	Description (1)	Notional Amount (3)	Strike Price	Expiration Date	Value
	PUT OPTIONS WRITTEN – (0.0)%

(1)	CME 3-Month December Eurodollar Futures	$(1,000,000)	$98.875	12/14/09	$(6)
	Total Put Options Written (premiums received $675)				(6)
	Other Assets Less Liabilities – 5.1%				150,511
	Net Assets – 100%				$2,966,978

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	130,000	U.S. Dollar	116,552	11/23/09	$(249)
Brazilian Real	201,806	U.S. Dollar	116,315	11/04/09	1,756
Chilean Peso	60,706,800	U.S. Dollar	110,000	1/08/10	(4,904)

12	Nuveen Investments

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Colombian Peso	198,300,000	U.S. Dollar	100,000	11/30/09	$1,089
Colombian Peso	843,700,000	U.S. Dollar	444,755	3/15/10	27,990
Euro	227,544	U.S. Dollar	336,947	11/30/09	2,102
Hungarian Forint	17,979,000	U.S. Dollar	96,103	12/21/09	544
Japanese Yen	9,116,250	U.S. Dollar	100,000	11/24/09	(1,285)
Mexican Peso	1,341,480	U.S. Dollar	100,504	12/14/09	(562)
New Taiwan Dollar	3,199,000	U.S. Dollar	100,000	11/19/09	1,465
New Zealand Dollar	140,000	U.S. Dollar	102,524	11/02/09	2,067
New Zealand Dollar	2,160	U.S. Dollar	1,585	11/30/09	38
South African Rand	3,500	U.S. Dollar	449	11/30/09	3
South African Rand	758,280	U.S. Dollar	98,502	12/08/09	2,042
Turkish Lira	165,088	U.S. Dollar	110,000	11/25/09	628
Turkish Lira	469,974	U.S. Dollar	321,834	12/21/09	11,888
U.S. Dollar	6,480	Australian Dollar	7,087	11/02/09	(101)
U.S. Dollar	113,017	Australian Dollar	130,000	11/23/09	3,784
U.S. Dollar	112,152	Brazilian Real	201,806	11/04/09	2,406
U.S. Dollar	41,068	Colombian Peso	80,000,000	11/30/09	(1,164)
U.S. Dollar	20,878	Colombian Peso	39,000,000	3/15/10	(1,613)
U.S. Dollar	100,000	Hungarian Forint	17,979,000	12/21/09	(4,440)
U.S. Dollar	100,743	Japanese Yen	9,116,250	11/24/09	543
U.S. Dollar	100,000	Mexican Peso	1,341,480	12/14/09	1,066
U.S. Dollar	100,611	New Zealand Dollar	140,000	11/02/09	(154)
U.S. Dollar	101,289	South African Rand	758,280	12/08/09	(4,829)
					$40,110

Interest Rate Swaps outstanding at October 31, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency		Termination Date	Value at October 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	850,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually		1/07/11	$(33,825)	$(33,825)
Barclays Bank PLC	130,000	EUR	Pay	6-Month EURIBOR	3.500	Annually		2/25/19	6,536	5,622
Barclays Bank PLC	100,000	EUR	Receive	6-Month EURIBOR	3.590	Annually		1/07/39	5,050	5,050
Barclays Bank PLC	410,000	EUR	Pay	6-Month EURIBOR	3.735	Annually		1/07/19	34,509	34,509
Barclays Bank PLC	60,000	GBP	Receive	6-Month LIBOR-BBA	4.320	Semi-Annually		7/27/19	(4,595)	(4,595)
Citigroup Inc.	294,872	USD	Receive	3-Month LIBOR-BBA	0.000	N/A		11/15/21	657	657
Citigroup Inc.	400,000	CAD	Receive	3-Month CAD-BA-CDOR	1.585	Semi-Annually		9/09/11	(1,793)	(1,793)
Citigroup Inc.	100,000,000	KRW	Receive	3-Month KRW-KSDA	4.040	Quarterly		7/31/14	770	770
Citigroup Inc.	11,000,000	MXN	Pay	28-Day MXN-TIIE	6.320	28-Day		9/26/11	2,109	2,109
Credit Suisse	500,000	CHF	Receive	3-Month LIBOR-BBA	0.848	Annually		6/25/11	(2,347)	(2,347)
Goldman Sachs	300,000	PLN	Receive	6-Month WIBOR	5.580	Annually		8/14/19	14	14
Goldman Sachs	600,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly		10/23/18	(5,523)	(5,523)
JPMorgan	125,000,000	KRW	Receive	3-Month KRW-KSDA	4.040	Quarterly		7/31/14	1,801	634
JPMorgan	143,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually		8/10/14	(6,013)	(5,833)
JPMorgan	750,000	ILS	Pay	3-Month TELBOR	5.242	Annually		7/13/19	1,395	1,396
JPMorgan	5,000,000	MXN	Pay	28-Day MXN-TIIE	6.260	28-Day		11/01/11	—	—
JPMorgan	455,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly		8/07/18	(4,362)	(4,362)
JPMorgan	1,400,000	BRL	Pay	12-Month BRAZIBOR	10.910	1/04/12	(4)	1/02/12	(3,757)	(3,757)
JPMorgan	700,000	BRL	Pay	12-Month BRAZIBOR	11.020	1/04/12	(4)	1/02/12	(1,240)	(1,240)
Morgan Stanley	1,300,000	BRL	Pay	12-Month BRAZIBOR	10.970	1/04/12	(4)	1/02/12	(3,771)	(3,771)
RBC	310,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually		6/22/19	2,303	2,358
										$(13,927)
*	Annualized.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

October 31, 2009

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government and Agency Obligations	$225,488	$701,515	$—	$927,003
Sovereign Debt	—	1,191,728	—	1,191,728
Short-Term Investments	452,743	244,999	—	697,742
Put Options Written	(6)	—	—	(6)
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	40,110	—	40,110
Interest Rate Swaps*	—	(13,927)	—	(13,927)
Total	$678,225	$2,164,425	$—	$2,842,650
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The following tables present the fair value of all derivative instruments held by the Fund as of October 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$59,411	Unrealized depreciation on forward foreign currency exchange contracts	$19,301
Interest Rate	Options	—		Put options written, at value	6
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	53,119	Unrealized depreciation on interest rate swaps*	67,046
Total			$112,530		$86,353
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments (excluding options written) was $2,800,740.

14	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding options written) at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$37,711
Depreciation	(21,978)
Net unrealized appreciation (depreciation) of investments	$15,733

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below Investment grade.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by 1,000,000.
(4)	Fixed Rate Payment is due two business days after contract Termination Date.
P/O	Principal only security.
N/A	Not applicable.
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
BRAZIBOR	Brazil Inter-Bank Offered Rate
CAD-BA-CDOR	Canadian Dollar-Bankers Acceptance-Canadian Deposit Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
EURIBOR	Euro Inter-Bank Offered Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
KRW-KSDA	Korean Won-Korea Securities Dealers Association
LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association
MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate
NZD-BBR	New Zealand Dollar-Bank Bill Rate
TELBOR	Tel Aviv Inter-Bank Offered Rate
WIBOR	Warsaw Inter-Bank Offered Rate

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

October 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 39.9%

	Aerospace & Defense – 0.5%

$5	BE Aerospace Inc.	8.500%	7/01/18	BB	$5,213

25	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	24,875
30	Total Aerospace & Defense				30,088
	Auto Components – 0.8%

25	Affinia Group Inc.	9.000%	11/30/14	B3	24,063

25	Allison Transmission Inc., 144A	11.000%	11/01/15	CCC+	25,625
50	Total Auto Components				49,688
	Automobiles – 0.4%

25	Kar Holdings, Inc.	10.000%	5/01/15	Caa1	25,750
	Beverages – 0.6%

20	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	21,288

5	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	5,351

10	PepsiCo Inc.	3.750%	3/01/14	Aa2	10,428
35	Total Beverages				37,067
	Building Products – 0.4%

25	Toll Corporation	8.250%	12/01/11	BB+	25,375
	Capital Markets – 2.1%

20	Bank of New York Mellon	4.300%	5/15/14	Aa2	21,100

95	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	101,891
115	Total Capital Markets				122,991
	Chemicals – 0.3%

15	IMC Global Inc.	7.300%	1/15/28	Baa2	15,600
	Commercial Banks – 1.1%

20	BB&T Corporation	5.700%	4/30/14	A1	21,662

15	US Bancorp	4.200%	5/15/14	Aa3	15,684

25	Wells Fargo & Company	5.250%	10/23/12	AA–	26,763
60	Total Commercial Banks				64,109
	Commercial Services & Supplies – 0.1%

5	Allied Waste North America	7.250%	3/15/15	BBB	5,262

3	Education Management LLC	10.250%	6/01/16	B–	3,285
8	Total Commercial Services & Supplies				8,547
	Consumer Finance – 1.1%

35	American Express Credit Corporation	7.300%	8/20/13	A2	39,340

25	Ford Motor Credit Company	8.000%	6/01/14	B–	24,330
60	Total Consumer Finance				63,670
	Containers & Packaging – 0.2%

5	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	3,925

5	Rock-Tenn Company	5.625%	3/15/13	BB+	4,925
10	Total Containers & Packaging				8,850
	Diversified Financial Services – 2.7%

50	Citigroup Inc.	6.125%	11/21/17	A	51,107

75	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	80,430

25	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	27,794
150	Total Diversified Financial Services				159,331

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 3.8%

$10	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	$9,858

25	Cincinnati Bell Inc.	8.375%	1/15/14	B2	25,000

20	Citizens Communications Company	9.000%	8/15/31	BB	19,850

10	Cox Communications, Inc.	5.500%	10/01/15	BBB–	10,675

15	France Telecom	5.375%	7/08/19	A–	16,121

20	Hughes Network Systems LLC	9.500%	4/15/14	B1	20,450

15	SBA Telecommunications Corporation, Series 144A	8.250%	8/15/19	Ba2	15,750

50	Telecom Italia Capital	5.250%	10/01/15	BBB	51,888

25	Telefonica Emisiones SAU	4.949%	1/15/15	A–	26,506

25	Time Warner Telecom Holdings	9.250%	2/15/14	B2	25,875
215	Total Diversified Telecommunication Services				221,973
	Electronic Equipment & Instruments – 0.4%

25	Sanmina-SCI Corporation	8.125%	3/01/16	B3	24,000
	Energy Equipment & Services – 1.2%

15	Hercules Offshore LLC, 144A	10.500%	10/15/17	B	15,038

5	Nabors Industries Inc., 144A	9.250%	1/15/19	BBB+	6,050

25	Plains All American Pipeline L.P	5.750%	1/15/20	BBB–	25,748

25	Trico Shipping AS, 144A	11.875%	11/01/14	B1	25,688
70	Total Energy Equipment & Services				72,524
	Food & Staples Retailing – 1.1%

10	Safeway Inc.	6.250%	3/15/14	BBB	11,054

50	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	51,290
60	Total Food & Staples Retailing				62,344
	Food Products – 0.7%

10	Dole Foods Company, 144A	8.000%	10/01/16	B+	10,175

5	General Mills, Inc.	6.000%	2/15/12	BBB+	5,444

5	Kraft Foods Inc.	6.125%	2/01/18	BBB+	5,308

20	Pinnacle Foods Finance LLC	10.625%	4/01/17	CCC	20,500
40	Total Food Products				41,427
	Hotels, Restaurants & Leisure – 1.3%

25	Ameristar Casinos, Inc., 144A	9.250%	6/01/14	BB–	26,125

15	Dave & Busters Inc.	11.250%	3/15/14	B–	15,263

15	McDonald’s Corporation	5.800%	10/15/17	A	16,845

10	Pinnacle Entertainment Inc.	8.625%	8/01/17	BB	10,000

10	Wendy’s International Inc.	7.000%	12/15/25	B–	8,225
75	Total Hotels, Restaurants & Leisure				76,818
	Household Durables – 0.3%

20	Sealy Mattress Company	8.250%	6/15/14	CCC+	19,500
	Independent Power Producers & Energy Traders – 0.4%

25	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	21,188
	Industrial Conglomerates – 0.2%

10	Tyco International Group	6.000%	11/15/13	BBB+	10,946
	Insurance – 0.3%

15	MetLife Inc.	7.717%	2/15/19	A2	17,793

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	IT Services – 1.3%

$15	First Data Corporation	9.875%	9/24/15	B–	$13,913

10	Fiserv Inc.	6.125%	11/20/12	BBB	10,996

25	Seagate Technology HDD Holdings	6.800%	10/01/16	Ba3	24,625

25	Sungard Data Systems Inc., 144A	10.625%	5/15/15	B	27,063
75	Total IT Services				76,597
	Machinery – 0.7%

25	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	19,406

20	Toys R Us Property Company Inc.	10.750%	7/15/17	B+	21,800
45	Total Machinery				41,206
	Media – 5.1%

25	Cablevision Systems Corporation, 144A	8.625%	9/15/17	B+	26,000

50	Comcast Corporation	5.850%	11/15/15	BBB+	54,454

25	Echostar DBS Corporation	7.125%	2/01/16	BB–	25,125

5	Gannett Company Inc.	8.750%	11/15/14	Baa3	4,925

15	Interpublic Group Companies Inc.	6.250%	11/15/14	Ba3	14,119

20	LIN Television Corporation	6.500%	5/15/13	B–	18,850

35	Nielsen Finance LLC Co., 144A	11.625%	2/01/14	B–	37,538

5	Sinclair Television Group, 144A	9.250%	11/01/17	B2	4,950

40	Time Warner Cable Inc.	6.200%	7/01/13	BBB	43,858

25	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	23,625

25	Valassis Communications Inc.	8.250%	3/01/15	B–	23,750

20	WMG Acquisition Group	9.500%	6/15/16	BB	21,450
290	Total Media				298,644
	Metals & Mining – 1.1%

5	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	4,300

20	BHP Billiton Finance Limited	5.500%	4/01/14	A+	21,992

25	Compass Minerals International Inc.	8.000%	6/01/19	B+	25,875

10	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	10,088
60	Total Metals & Mining				62,255
	Multiline Retail – 2.0%

10	Costco Wholesale Corporation	5.300%	3/15/12	A	10,845

25	Dollar General Corporation	11.875%	7/15/17	B–	28,125

20	Home Depot, Inc.	5.400%	3/01/16	BBB+	21,135

20	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	17,700

35	Target Corporation	5.375%	5/01/17	A+	37,782
110	Total Multiline Retail				115,587
	Multi-Utilities – 0.3%

20	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	16,600
	Oil, Gas & Consumable Fuels – 4.8%

10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	11,453

25	Berry Petroleum Company	10.250%	6/01/14	B	26,875

25	BP Capital Markets PLC	3.625%	5/08/14	Aa1	25,922

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,543

15	Comstock Resources Inc.	8.375%	10/15/17	B	14,925

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$25	Energy XXI Gulf Coast Inc.	10.000%	6/15/13	Ca	$21,000

30	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	31,262

10	EOG Resources Inc.	5.625%	6/01/19	A–	10,935

25	McMoran Exploration Corporation	11.875%	11/15/14	B	25,313

20	Occidental Petroleum Corporation	4.125%	6/01/16	A	20,597

10	Plains Exploration & Production Company	8.625%	10/15/19	BB	10,075

15	Sandridge Energy Inc.	8.625%	4/01/15	B–	15,300

25	Stone Energy Corporation	6.750%	12/15/14	B	20,875

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	26,759

5	Targa Resources Inc.	8.500%	11/01/13	B	4,900

5	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	4,638
280	Total Oil, Gas & Consumable Fuels				281,372
	Personal Products – 0.4%

25	Elizabeth Arden Inc.	7.750%	1/15/14	B1	24,125
	Real Estate Investment Trust – 0.3%

20	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	19,900
	Specialty Retail – 1.5%

25	General Nutrition Centers Inc.	5.178%	3/15/14	CCC+	22,375

15	Michael’s Stores	11.375%	11/01/16	CCC	14,588

25	Phillips-Van Heusen Corporation	7.750%	11/15/23	BBB–	22,509

20	Sally Holdings Inc.	10.500%	11/15/16	B–	21,300

10	TJX Companies, Inc.	4.200%	8/15/15	A	10,397
95	Total Specialty Retail				91,169
	Tobacco – 1.0%

25	Alliance One International Inc., 144A	10.000%	7/15/16	B+	26,125

30	Altria Group Inc.	8.500%	11/10/13	Baa1	34,836
55	Total Tobacco				60,961
	Wireless Telecommunication Services – 1.4%

20	Cricket Communications Inc.	10.000%	7/15/15	B–	19,749

15	IntelSat Jackson Holding	9.500%	6/15/16	B+	15,824

20	MetroPCS Wireless Inc.	9.250%	11/01/14	B	20,249

5	Nokia Corporation	5.375%	5/15/19	A	5,172

20	Sprint Capital Corporation	6.900%	5/01/19	BB	17,499

5	ViaSat Inc.	8.875%	9/15/16	B1	5,099
85	Total Wireless Telecommunication Services				83,592
$2,303	Total Corporate Bonds (cost $2,151,952)				2,351,227

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.4%

	Commercial Services & Supplies – 0.3%

$20	Universal City Development Partners, 144A (WI/DD)	8.875%	11/15/15	B3	$19,900
	Diversified Telecommunication Services – 0.1%

5	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	4,925
$25	Total Convertible Bonds (cost $24,499)				24,825

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 104.7%

	Autos – Asset-Backed Securities – 13.6%

$150	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$155,950

340	Daimler Chrysler Auto Trust 2008B	4.710%	9/10/12	AAA	350,920

155	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	159,904

124	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	131,138
769	Total Autos – Asset-Backed Securities				797,912
	Other – Asset-Backed Securities – 1.7%

100	American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	100,801
	Residential – Mortgage-Backed Securities – 89.4%

168	Federal National Mortgage Association Pool 946228	6.127%	9/01/37	AAA	178,359

856	Federal National Mortgage Association Pool 929182	5.000%	3/01/38	AAA	888,931

976	Federal National Mortgage Association Pool 984834 (4)	5.000%	7/01/38	AAA	1,013,321

950	Federal National Mortgage Association Pool (MDR) (WI/DD)	6.000%	TBA	AAA	1,009,227

2,050	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.500%	TBA	AAA	2,178,937
5,000	Total Residential – Mortgage-Backed Securities				5,268,924
$5,869	Total Asset-Backed and Mortgage-Backed Securities (cost $5,999,038)				6,167,488

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value
	MUNICIPAL BONDS – 0.7%

	Connecticut – 0.7%

$40	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		No Opt. Call	AA	$42,615
	Total Municipal Bonds (cost $40,000)				42,615

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.0%

$45	United States of America Treasury Bonds	4.250%	5/15/39	AAA	$45,119

100	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/37	AAA	30,651

65	United States of America Treasury Securities, STRIPS (P/O)	0.000%	5/15/39	AAA	18,230

20	United States of America Treasury Notes	1.375%	5/15/12	AAA	20,094
$230	Total U.S. Government and Agency Obligations (cost $111,068)				114,094

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.9%

	Colombia – 1.6%

185,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	$94,802
	Turkey – 2.3%

180 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	136,265
	Total Sovereign Debt (cost $212,702)				231,067
	Total Investments (cost $8,539,259) – 151.6%				8,931,316

20	Nuveen Investments

Number of Contracts	Description (1)	Notional Amount (5)	Strike Price	Expiration Date	Value

	PUT OPTIONS WRITTEN – (0.0)%

(3)	CME 3-Month December Eurodollar Futures	$(3,000,000)	$98.875	12/14/09	$(19)
	Total Put Options Written (premiums received $2,025)				(19)
	Other Assets Less Liabilities – (51.6)%				(3,040,436)
	Net Assets – 100%				$5,890,861

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	200,000	U.S. Dollar	179,310	11/23/09	$(384)
Brazilian Real	321,055	U.S. Dollar	185,046	11/04/09	2,794
Chilean Peso	99,338,400	U.S. Dollar	180,000	1/08/10	(8,025)
Colombian Peso	347,025,000	U.S. Dollar	175,000	11/30/09	1,906
Euro	17,000	U.S. Dollar	25,174	11/30/09	157
Hungarian Forint	35,958,000	U.S. Dollar	192,207	12/21/09	1,087
Japanese Yen	18,232,500	U.S. Dollar	200,000	11/24/09	(2,570)
Mexican Peso	2,682,960	U.S. Dollar	201,008	12/14/09	(1,123)
New Taiwan Dollar	6,398,000	U.S. Dollar	200,000	11/19/09	2,930
New Zealand Dollar	300,000	U.S. Dollar	219,695	11/02/09	4,430
New Zealand Dollar	3,350	U.S. Dollar	2,459	11/30/09	59
South African Rand	7,940	U.S. Dollar	1,018	11/30/09	7
South African Rand	1,289,076	U.S. Dollar	167,454	12/08/09	3,471
Turkish Lira	285,152	U.S. Dollar	190,000	11/25/09	1,085
U.S. Dollar	10,916	Australian Dollar	11,938	11/02/09	(170)
U.S. Dollar	173,872	Australian Dollar	200,000	11/23/09	5,822
U.S. Dollar	178,423	Brazilian Real	321,055	11/04/09	3,829
U.S. Dollar	66,735	Colombian Peso	130,000,000	11/30/09	(1,892)
U.S. Dollar	200,000	Hungarian Forint	35,958,000	12/21/09	(8,881)
U.S. Dollar	201,485	Japanese Yen	18,232,500	11/24/09	1,085
U.S. Dollar	200,000	Mexican Peso	2,682,960	12/14/09	2,132
U.S. Dollar	215,595	New Zealand Dollar	300,000	11/02/09	(330)
U.S. Dollar	172,191	South African Rand	1,289,076	12/08/09	(8,209)
U.S. Dollar	50,784	Turkish Lira	74,160	12/21/09	(1,876)
					$(2,666)

Interest Rate Swaps outstanding at October 31, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value at October 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	1,200,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually	1/07/11	$(47,751)	$(47,751)
Barclays Bank PLC	300,000	EUR	Pay	6-Month EURIBOR	3.500	Annually	2/25/19	14,774	14,774
Barclays Bank PLC	130,000	EUR	Receive	6-Month EURIBOR	3.590	Annually	1/07/39	6,566	6,565
Barclays Bank PLC	560,000	EUR	Pay	6-Month EURIBOR	3.735	Annually	1/07/19	47,133	47,133
Barclays Bank PLC	300,000	GBP	Receive	6-Month LIBOR-BBA	4.320	Semi-Annually	7/27/19	(22,974)	(22,974)
Citigroup Inc.	2,000,000	CAD	Receive	3-Month CAD-BA-CDOR	1.585	Semi-Annually	9/09/11	(8,967)	(8,967)
Citigroup Inc.	580,000,000	KRW	Receive	3-Month KRW-KSDA	4.040	Quarterly	7/31/14	8,346	8,346
Credit Suisse	2,000,000	CHF	Receive	6-Month LIBOR-BBA	0.848	Annually	6/25/11	(9,388)	(9,388)
Goldman Sachs	1,400,000	PLN	Receive	6-Month WIBOR	5.580	Annually	8/14/19	67	67
Goldman Sachs	1,350,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly	10/23/18	(12,427)	(12,427)
JPMorgan	650,000,000	KRW	Receive	3-Month KRW-KSDA	4.040	Quarterly	7/31/14	9,344	3,269
JPMorgan	274,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	(11,521)	(11,377)
JPMorgan	900,000	ILS	Pay	3-Month TELBOR	5.242	Annually	7/13/19	1,758	1,758
JPMorgan	26,000,000	MXN	Pay	28-Day MXN-TIIE	6.260	28-Day	11/01/11	—	—

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2009

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency		Termination Date	Value at October 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	1,850,000	ZAR	Receive	3-Month JIBAR	9.940%	Quarterly		8/07/18	$(17,735)	$(17,735)
JPMorgan	1,600,000	BRL	Pay	12-Month BRAZIBOR	10.910	1/04/12	(6)	1/02/12	(4,294)	(4,294)
JPMorgan	800,000	BRL	Pay	12-Month BRAZIBOR	11.020	1/04/12	(6)	1/02/12	(1,417)	(1,417)
Morgan Stanley	2,000,000	BRL	Pay	12-Month BRAZIBOR	10.970	1/04/12	(6)	1/02/12	(5,802)	(5,802)
RBC	490,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually		6/22/19	3,639	3,726
										$(56,494)
*	Annualized.

Credit Default Swaps outstanding at October 31, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection	Current Credit Spread (7)	Notional Amount (U.S. Dollars)	Fixed Rate	Termination Date	Value at October 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	DJ Investment Grade CDX	Sell (8)	6.69%	$3,000,000	1.000%	6/20/14	$(17,883)	$106,886
JPMorgan	DJ High Yield CDX	Sell (8)	1.16	1,598,000	5.000	6/20/14	(85,821)	301,694
								$408,580

Futures Contracts outstanding at October 31, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at October 31, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	2	12/09	$435,219	$1,760
U.S. 10-Year Treasury Note	Long	1	12/09	118,609	794
U.S. 30-Year Treasury Bond	Long	10	12/09	1,201,563	7,845
					$10,399

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$2,351,227	$—	$2,351,227
Convertible Bonds	—	24,825	—	24,825
Asset-Backed and Mortgaged-Backed Securities	—	6,167,488	—	6,167,488
Municipal Bonds	—	42,615	—	42,615
U.S. Government and Agency Obligations	65,213	48,881	—	114,094
Sovereign Debt	—	231,067	—	231,067
Put Options Written	(19)	—	—	(19)
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(2,666)	—	(2,666)
Interest Rate Swaps*	—	(56,494)	—	(56,494)
Credit Default Swaps*	—	408,580	—	408,580
Futures Contracts*	10,399	—	—	10,399
Total	$75,593	$9,215,523	$—	$9,291,116
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

22	Nuveen Investments

The following tables present the fair value of all derivative instruments held by the Fund as of October 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$30,794	Unrealized depreciation on forward foreign currency exchange contracts	$33,460
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	10,399	—	—
Interest Rate	Options	—	—	Put options written, at value	19
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	85,638	Unrealized depreciation on interest rate swaps**	142,132
Credit	Swaps	Unrealized appreciation on credit default swaps**	408,580	Unrealized depreciation on credit default swaps	—
Total			$535,411		$175,611
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments (excluding options written) was $8,552,539.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding options written) at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$388,652
Depreciation	(9,875)
Net unrealized appreciation (depreciation) of investments	$378,777

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below Investment grade.

(3)	Optional Call Provisions : Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by 1,000,000.

(6)	Fixed Rate Payment is due two business days after contract Termination Date.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2009

TBA	To be announced. Maturity date not known prior to settlement of the transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
MDR	Denotes investment is subject to dollar roll transactions.
P/O	Principal only security.

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand
BRAZIBOR	Brazil Inter-Bank Offered Rate
CAD-BA-CDOR	Canadian Dollar-Bankers Acceptance-Canadian Deposit Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
EURIBOR	Euro Inter-Bank Offered Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
KRW-KSDA	Korean Won-Korea Securities Dealers Association
LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association
MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate
NZD-BBR	New Zealand Dollar-Bank Bill Rate
TELBOR	Tel Aviv Inter-Bank Offered Rate
WIBOR	Warsaw Inter-Bank Offered Rate

24	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2009